Income Taxes - Deferred Tax Assets and Liabilities, Movement in Deferred Tax Assets and Unused Tax Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 0	$ 4,303
Deferred tax liabilities	(5,477)	(196)
Total deferred income tax liabilities, net	(5,477)	4,107	$ 8,528
Non-capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	0	27,606
Deferred tax liabilities	24,922	0
Share Issue Costs and Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	0	1,215
Stream Royalty And Other Interests [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	0	(24,518)
Deferred tax liabilities	(29,664)	(196)
Investment And Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (735)	$ 0